Taxation	12 Months Ended
Dec. 31, 2012
Taxation
17.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company, China Home, China Property and Sou You Tian Xia are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Pendiary, Selovo, China Home (BVI), China Property (BVI), Best Scholar and Sou You Tian Xia (BVI) are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Bravo Work, Max Impact, China Index, China Home (HK), China Real Estate, HK Property and Sou You Tian Xia (HK) are incorporated in Hong Kong and do not conduct any substantive operations of their own. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have no assessable profits for the three years ended December 31, 2012. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

United States of America

Wall Street, Best Scholar (Delaware) and Best Work are incorporated in the United States of America and do not conduct any substantive operations of their own. No provision for the United States of America income tax has been made in the financial statements as the subsidiaries in the United States of America have no assessable incomes for the three years ended December 31, 2012. In addition, no dividend distribution is expected. Thus, withholding tax, if any, will be minimal.

China

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. A five-year transition period is allowed for those enterprises which enjoyed a reduced EIT rate prior to year 2008 with the transitional EIT rates of 18%, 20%, 22%, 24% and 25% for years 2008, 2009, 2010, 2011 and 2012, respectively. Thus, the applicable EIT rate for SouFun Shenzhen and SouFun Shanghai was 22%, 24% and 25% for the years 2010, 2011 and 2012, respectively.

On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise (“HNTE”) status under the New EIT Law which would entitle qualified and approved entities to a favorable statutory tax rate of 15%.

In April 2009, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. In addition, an entity which qualified for the HNTE status can continue to enjoy its remaining tax holiday from January 1, 2008 provided that it has obtained the HNTE certificate according to the new recognition criteria set by the New EIT Law and the relevant regulations.

In May and June 2009, SouFun Media, SouFun Network, Beijing Technology, Beijing JTX Technology and Beijing Zhongzhi obtained the new HNTE certificate with effect from January 1, 2009. As approved by the in-charge tax authority, Beijing Zhongzhi and SouFun Media were entitled to enjoy the reduced EIT rate of 15% for years 2009, 2010 and 2011. Beijing Technology, SouFun Network were entitled to continue their remaining tax holiday granted under the old EIT Law of 7.5%, 7.5%, 7.5% for years 2009, 2010 and 2011, respectively. Beijing JTX Technology was entitled to continue its remaining tax holiday granted under the old EIT Law of 0%, 7.5%, 7.5%, 7.5% for years 2009, 2010, 2011 and 2012, respectively.

The HNTE certificates for SouFun Network, SouFun.Media, Beijing Zhong Zhi, and Beijing JTX Technology expired on May 27, 2012. The HNTE certificates for Beijing Technology expired on June 12, 2012. The Group has applied for renewal of the HNTE certificates for these subsidiaries, which will enable them to continue qualifying for the preferential tax rates in years 2012, 2013 and 2014. The approval for the renewal of the HNTE certificates for the five subsidiaries has been published on the Beijing Municipal Science & Technology Commission’s website between April and October 2012 and the Group received the renewed HNTE certificates between May and November 2012.

The SAT subsequently issued Circular Guoshuihan [2010] No.157 (“Circular 157”) in April 2010 to further clarify the applicable EIT rate for entities which qualified for the HNTE status. According to Circular 157, entities which qualified for the HNTE status should elect one of the following two EIT treatments and no changes could be made once the election is made:

1)	The applicable EIT rate is 15% but the remaining tax holiday should no longer be enjoyed; or

2)	The remaining tax holiday could be enjoyed based on the transitional EIT rates, that is, 18%, 20%, 22% 24% and 25% for the years from 2008 to 2012.

The effective date of Circular 157 was January 1, 2008. As a consequence of Circular 157, the Company elected to apply the second EIT treatment. The applicable EIT rate for SouFun Network and Beijing Technology was 10%, 11% and 12% for years 2009, 2010 and 2011, respectively, whilst the applicable EIT rate for Beijing JTX Technology was 0%, 11% and 12% for years 2009, 2010 and 2011, respectively.

During the year ended December 31, 2011, the Beijing Municipal State Tax Bureau clarified the tax policy with the SAT in relation to the “three-year exemption, three-year 50% reduction” tax holiday that was implemented for entities which qualified for the HNTE status in the Zhongguancun Science Park (“ZSP”) and reached a verbal agreement with the SAT that Circular 157 is not applicable to the entities registered in the ZSP. As a result, the applicable income tax rates for SouFun Network, Beijing Technology, and Beijing JTX Technology, the Company’s subsidiaries registered in the ZSP which qualified for the HNTE status, should be 7.5%, 7.5%, 7.5% for years 2010 and 2011 and 15%, 15%, 7.5% for year 2012, respectively. Accordingly, income tax expenses of US$7,500 were reversed in the year ended December 31, 2011 for the cumulative effect of unnecessarily applying Circular 157 during the years ended December 31, 2009 and 2010. The reversed tax expenses consist of current income tax expenses of US$4,800 and deferred tax expenses of US$2,700.

On March 26, 2012, Beijing Hong An and Beijing Tuo Shi, obtained the certificates of “Software Enterprise” with effect from January 1, 2011. Accordingly, the two subsidiaries are entitled to two-year enterprise income tax exemption for years 2011 and 2012 and reduced enterprise income tax rate of 12.5% for years 2013, 2014 and 2015. As a result of the change in tax status of the two subsidiaries, income tax expenses of US$1,631 were reversed in the year ended December 31, 2012 for the cumulative effect of applying the statutory tax rate of 25% during the year ended December 31, 2011. The reversed tax expenses consist of current income tax expense of US$1,205 and defer tax expense of US$426.

Dividends paid by the PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax. The withholding tax on dividends is 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2012, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

PRC	88,423	162,421	228,919
Non-PRC	(7,053)	(18,207)	(21,210)

	81,370	144,214	207,709

Income tax expenses comprised:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Current tax expense	15,621	14,937	31,038
Deferred tax expense	2,601	27,680	24,867

	18,222	42,617	55,905

A reconciliation between the income tax expense (benefit) and the amount computed by applying the statutory tax rate to income before income taxes is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Income before income taxes	81,370	144,214	207,709

Income tax at applicable tax rate of 25%	20,342	36,054	51,927
Effect of international tax rate differences	445	1,522	453
Non-deductible expenses	3,677	7,997	8,593
Effect of tax holiday	(11,790)	(27,582)	(33,077)
Effect of tax rate changes	4,359	(899)	(1,974)
Investment basis difference in the PRC Domestic Entities	863	5,207	10,046
Withholding tax	—	18,414	16,867
Change in valuation allowance	(357)	879	1,085
Unrecognized tax benefits	(170)	(499)	(419)
Changes in interest and penalties on unrecognized tax benefits	853	1,524	2,404

	18,222	42,617	55,905

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, is as follows:

	As of December 31,
	2010	2011	2012
	US$	US$	US$

Balance at beginning of year	13,657	5,853	7,439
Increase relating to current year tax positions	—	1,789	10,074
Decrease relating to settlements with tax authorities	(8,055)	—	—
Decrease relating to expiration of applicable statutes of limitation	(170)	(489)	(2,205)
Foreign currency translation adjustments	421	286	28

Balance at end of year	5,853	7,439	15,336

The Group has recorded an unrecognized tax benefit, including related interest and penalties, of US$10,695, US$14,059, and US$24,379 as of December 31, 2010, 2011 and 2012, respectively, which is included in the account of “accrued expenses and other liabilities”. As of December 31, 2010, 2011 and 2012, unrecognized tax benefits of US$10,695, US$14,059, and US$24,379 respectively, would impact the effective tax rate, if recognized. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

During the years ended December 31, 2010, 2011, and 2012, the Company recognized US$853, US$1,524 and US$2,404 in income tax expenses for interest and penalties related to uncertain tax positions. Accrued interest and penalties related to unrecognized tax benefits were US$6,620 and US$9,043 as of December 31, 2011, and 2012, respectively.

The Company’s PRC entities are subject to the New EIT Law since January 1, 2008. The PRC income tax returns for years 2007 through 2011 had passed the examination in May 2012. The PRC income tax returns for year 2012 remains open for examination.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

The aggregate amount	(11,790)	(27,582)	(33,077)

The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.16	0.36	0.43

—Diluted	0.15	0.34	0.40

The components of deferred taxes are as follows:

	For the Years Ended December 31,
	2011	2012
	US$	US$

Deferred tax assets, current portion
Accrued expenses	1,602	2,734

Total deferred tax assets, current portion	1,602	2,734

Deferred tax assets, non-current portion
Net operating losses	1,660	3,061
Less: valuation allowance	(253)	(1,338)

Total deferred tax assets, non-current portion, net	1,407	1,723

Deferred tax liabilities, current portion	—	—

Deferred tax liabilities, non-current portion
Investment basis in the PRC entities	(38,581)	(64,947)

Deferred tax liabilities, non-current portion	(38,581)	(64,947)

As of December 31, 2012, the Company had net operating losses from several of its PRC entities of US$10,319, which can be carried forward to offset future taxable profit. The net operating loss carryforwards as of December 31, 2012 will expire in years 2013 to 2017 if not utilized.

Deferred tax liabilities arising from undistributed earnings

As of December 31, 2011 and 2012, portion of aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to non-PRC parent companies were not considered to be indefinitely reinvested in accordance with ASC740-30, “Income Taxes: Other Consideration or Special Areas”. In accordance with the New EIT Law, a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. Accordingly, deferred tax liabilities amounting to US$18,414 and US$35,281 were provided for the outside basis of the PRC entities as of December 31, 2011 and 2012 for the PRC earnings that were not permanently reinvested, respectively.

The deferred tax liabilities arising from the aggregate undistributed earnings of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that are available for distribution to the PRC tax resident parent companies, that is, the WOFEs, amounted to US$20,167 and US$29,666 as of December 31, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, the Company did not provide for deferred tax liabilities and foreign withholding taxes on certain undistributed earnings of its PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are available for distribution to non-PRC parent companies on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. The cumulative amount of such temporary difference was US$152,386 and US$158,317 as of December 31, 2011 and 2012 respectively.

The amount of the unrecognized deferred tax liability for temporary differences related to investments in PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are essentially permanent in duration was US$15,239 and US$15,832 as of December 31, 2011 and 2012 respectively.